Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Use of Estimates
Use of Estimates—
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets, liabilities, costs, expenses, contingent liabilities, share-based compensation and research and development costs. The Company bases its estimates and assumptions on historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
In the opinion of the Company, the accompanying condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in stockholders’ equity (deficit) and cash flows. The results of operations for the nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the entire year.

Use of Estimates
—The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expense during the reporting period. The most significant estimates relate to the allowance for doubtful accounts, the selection of useful lives of property and equipment and capitalized software, and the reserves for inventory obsolescence. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from those estimates.

Segment Information
Segment Information
—Operating
segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer. The Company has one business activity and there are no segment managers who are held accountable for operations, operating results, and plans for levels or components below the consolidated unit level. Accordingly, the Company has one operating segment and, therefore, one reportable segment.

Segment Information
—Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer. The Company has one business activity and there are no segment managers who are held accountable for operations, operating results, and plans for levels or components below the consolidated unit level. Accordingly, the Company has one operating segment and, therefore, one
reportable segment.

Cash/Cash and Cash Equivalents
Cash
—As of December 31, 2021 and 2020, cash consists primarily of checking and savings deposits. The Company maintains deposits primarily with two financial institutions, which may at times exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses related to amounts in excess of FDIC limits. The Company does not hold any cash equivalents, which would consist of highly liquid investments with original maturities of three months or less at the time of purchase.

Accounts Receivable and Allowance for Doubtful Accounts	Accounts Receivable and Allowance for Doubtful Accounts —Accounts receivable are recorded net of allow a nces for doubtful accounts.
Accounts Receivable and Allowance for Doubtful Accounts
—Accounts receivable are recorded net of allowances
for doubtful accounts. Accounts receivable consist primarily of invoiced amounts to clinics that are not yet paid. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on past history of write-offs, collections, and current credit conditions. The Company maintains an allowance for doubtful accounts to provide for uncollectible amounts based on historical collection experience and an analysis of the aging of receivables. Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of the current status of individual accounts. Balances still outstanding after management has exhausted all reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.
Bad debt expense is classified in selling, general, and administrative expense within the consolidated statements of income and comprehensive income. The Company generally does not require any security or collateral to support its receivables. A rollforward of the allowance for doubtful accounts is as follows (in thousands):

As of December 31, 2018	$—
Provisions charged to operating results	(293)
Account write-off and recoveries	(163)

As of December 31, 2019	$(456)
Provisions charged to operating results	(776)
Account write-off and recoveries	75

As of December 31, 2020	$(1,157)
Provisions charged to operating results	(240)
Account write-off and recoveries	(9)

As of December 31, 2021	$(1,406)

Inventory
Inventory
—Inventory is carried at the lower of cost or net realizable value using the first-in,
first-out
(FIFO) method. Inventory consists of bioidentical hormone pellets and nutraceuticals. Bioidentical hormone pellets contain bioidentical testosterone or estrogen used to achieve hormone balance. Nutraceuticals are high-grade supplements used to enhance pellet therapy. The Company reviews its inventory balances and writes down its inventory for estimated obsolescence or excess inventory equal to the difference between the cost of inventory and th
e es
timated net realizable value based upon assumptions about future demand and market conditions. Inventory write-downs are recorded within cost of goods sold. Management recorded a reserve for obsolescence of inventory related to inventory which has expired. See Note 5 for further details.

Inventory
—Inventory is carried at the lower of cost or net realizable value using the first-in,
first-out
(FIFO) method.
Inventory consists of bioidentical hormone pellets and dietary supplements. Bioidentical hormone pellets contain bioidentical testosterone or estrogen used to achieve hormone balance. Dietary supplements are high-grade supplements used to enhance pellet therapy. The Company reviews its inventory balances and writes down its inventory for estimated obsolescence or excess inventory equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions. Inventory write-downs are recorded within cost of goods sold. Management recorded a reserve for obsolescence of inventory related to inventory which has expired. See Note 4 for further details.

Other Current Assets
Other Current Assets
—As of September 30, 2022 and December 31, 2021, the Company’s total other current assets consist of the following:

	September 30, 2022	December 31, 2021
Prepaid e xpenses	$3,267	$847
Advances	2,267	685
Capitalized t ransaction c osts	—	3,941

Total other current assets	$5,534	$5,473

Prepaid expenses include software and technology licensing agreements, insurance premiums and other advance payments for services to be received over the next 12 months. Advances are comprised of deposit payments to vendors for inventory purchase orders to be received in the next 12 months. The capitalized transaction costs as of December 31, 2021 relate to costs incurred that were directly related to the Business Combination as described in Note 1.

Other Current Assets
—
As of December 31, 2021 and 2020, the Company’s total other current assets consist of the following (in thousands):

	2021	2020
Prepaid expenses	$847	$1,570
Advances	685	—
Capitalized transaction costs	3,941	—

Total other current assets	$5,473	$1,570

Prepaid expenses include software and technology licensing agreements, insurance premiums and other advance payments for services to be received over the next 12 months. Advances are comprised of deposit payments to vendors for inventory purchase orders to be received in the next 12 months. The capitalized transaction costs relate to costs incurred that are directly related to the planned future issue of equity securities upon completion of the business combination agreement as described in note 1.

Property and Equipment, Net
Property and Equipment, Net
—Property and equipment are stated at cost less accumulated depreciation.
Depreciation is calculated using the straight-line method and is recorded in Selling, general, and administrative expense over the estimated useful lives of the assets. The estimated useful lives of property and equipment are as follows:

Estimated useful life (in years)
Trocars	5
Leasehold improvements	Shorter of lease term or useful life of the improvement
Office equipment	5
Computer software (purchased)	3- 5
Furniture and fixtures	5 - 7
Computer equipment	3 - 5
See Note
5
for further details.

Capitalized Software, Net
Capitalized Software, Net
—Capitalization of costs related to internally developed software begins when the preliminary project stage is completed and it is probable that the project will be completed and used for its intended function. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Maintenance costs are expensed as incurred. Internal use software is amortized on a straight-line basis over its estimated useful life, generally three to eight years. Capitalized software is included within capitalized software, net on the consolidated balance sheet. See Note 6 for further details.

Debt Issuance Costs
Debt Issuance Costs
—Costs incurred in connection with the issuance of the Company’s long-term debt have been recorded as a direct reduction of the debt and amortized over the life of the associated debt as a component of interest expense using the straight-line method, which is not materially different compared to the effective interest method.

Cost of Revenue
Cost of Revenue
—Cost of services primarily consist of the costs incurred to deliver trainings to Biote Method customers. Cost of products includes the cost of pellets purchased from compounding pharmacies and sold to customers of the Biote Method, the cost of trocars and dietary supplements purchased from manufacturing facilities or third-party co-packers,
and the shipping and handling costs incurred to deliver these products to the customers.

Revenue Recognition
Revenue Recognition
—The Company accounts for revenue in accordance with FASB, Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers, as amended, (Topic 606), which the Company adopted on January 1, 2019 using the modified retrospective method. Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control of a product or service to a customer.
Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer, are excluded from revenue.
Shipping and handling costs associated with outbound freight after control of a product has transferred to a customer are accounted for as fulfillment costs and are included in cost of products in the statements of income and comprehensive income. Shipping and handling costs billed to customers are considered part of the transaction price and are recognized as revenue with the underlying product sales for dietary supplements and trocars.
The following is a description of the principal contract activities, disaggregated by the contract type, from which the Company generates its revenue.
The Biote Method
The Company generates revenues through standard service agreements with customers who participate in the Biote Method. The Biote Method is a bioidentical hormone replacement therapy which has been developed as a treatment designed to alleviate hormone imbalances. Under this agreement, the Company provides a bundle of goods and services to customers, including initial training to medical practitioners, bioidentical hormone pellets and software tools used for inventory management and dosing, and ongoing practice development and marketing support services, which includes a license to use the Company’s trademarks and trade names in the customer’s marketing materials. The initial contract term is three years, and customers have the option to renew for additional one-year periods.
For the bundled goods and services, the Company accounts for individual products and services separately if they are distinct, i.e., if a product or service is separately identifiable from other items in the bundled package and if a customer can benefit from it on its own or with other resources that are readily available to the customer. The Company has identified three distinct obligations in its standard service agreement: initial training, pellet procedures (including sales of bioidentical hormone pellets, use of inventory management software to monitor pellet inventory, and use of the Company’s blood dosing website to determine the appropriate pellets to use in each procedure), contract-term services (including ongoing practice development and marketing support, options to receive reusable trocars, and the right to use the reusable trocars through the term of the contract, if the option is exercised). The third obligation includes a combined lease/nonlease component for which the Company has adopted the practical expedient within ASC 842 which allows lessors to combine lease and non-lease
components that have the same pattern of transfer to the customer-lessee and account for the combined component under the guidance relevant to the predominant portion of the component. By applying this expedient, the Company applies Topic 606 to the combined component.
The consideration in the contract is allocated between separate products and services in the bundle based on the stand-alone selling prices of each good and service. The stand-alone selling prices are determined based on the prices at which the Company separately sells the initial training and the pellet procedures. Judgment is required to determine the standalone selling price for each distinct performance obligation. For items that are not sold separately and for which the Company has not established a standalone selling price, the Company allocates consideration based on the residual approach.
The Company recognizes revenue for initial training over time as the customer completes the training. Training sessions generally occur over the course of
2-3
consecutive days at or near the time of contract inception. The Customer is charged an initial fixed-rate fee for this training. Customers pay in full for the initial training at the time of contract inception. The standalone selling price of these services is based on the lowest price offered by the Company for the services.
The Company recognizes revenue for pellet procedures at the point in time the procedures are performed by the practitioner, which is when control of the pellets transfers to the customer. Consideration for these services is in the form of a management fee assessed for each procedure performed, which includes a volume-based tiered pricing schedule. The standalone selling price for these services requires judgment and is estimated based on the Company’s historical experience with prices offered to similar customers throughout the initial term of the contract. Billings in excess of the standalone selling price constitute a premium charged to customers early in a relationship and are deferred and recognized when or as the remaining goods and services are transferred to the customer. Fees are billed and paid on a semimonthly basis.
The Company recognizes revenue for contract-term services on a straight-line basis over the initial term of the contract, which aligns with the Company’s satisfaction of the performance obligation. The Company allocates the residual consideration to this performance obligation, which is consistent with the allocation objective.
Dietary Supplements
Dietary supplements are supplements that customer practitioners resell to patients that aid the patients with maintaining hormone balances. The Company recognizes revenue for these, net of any discounts given, when control transfers to the customer, which is generally the point of shipment from the Company’s distributor. Products are billed at standalone selling price for the dietary supplements and invoiced at shipment.

Disposable Trocars
Disposable Trocars are manual surgical instruments intended for use by Biote-certified practitioners. These tools are used to implant the bioidentical hormone pellets into the customers’ patients. The Company recognizes revenue at the time control transfers, which is generally the point of shipment from the distributor. Products are billed at the standalone selling price for the trocars and invoiced at shipment.
Revenue disaggregated by the nature of the product or service and by geography is included within Note 3: Revenue Recognition.
As of the years ended December 31, 2021, 2020, and 2019 the Company had allocated $67, $57, and $50 respectively, of consideration to the unsatisfied initial training obligations, and $1,393, $1,413, and $1,669 respectively, of consideration to the unsatisfied contract-term service obligations provided to the Biote Method customers.
Consideration allocated to initial training due to deposits paid upfront is presented within deferred revenue on the consolidated balance sheets and is expected to be recognized as revenue within one year, as the training is complete. Consideration allocated to contract-term services is presented within deferred revenue and deferred revenue, long-term for the amounts expected to be recognized within one year and longer than one year, respectively. The amount of consideration allocated to contract-term services presented within deferred revenue was $849, $862, and $932 as of December 31, 2021, 2020, and 2019 respectively, and the amount presented within deferred revenue, long-term was $544, $551, and $737 as of December 31, 2021, 2020, and 2019 respectively.
The Consideration allocated to the premiums within the management fee for pellet procedures is presented within deferred revenue current and deferred revenue, long-term for amounts expected to be recognized within one year and longer than one year, respectively. The amount of these premiums within deferred revenue was $789, $1,125, and $1,601 as of December 31, 2021, 2020, and 2019 respectively, and the amount within deferred revenue, long-term was $258, $285, and $436 as of December 31, 2021, 2020, and 2019 respectively.
The Company has also elected the practical expedient in ASC 606 to not disclose consideration allocated to contracts with an original term of one year or less, which includes contracts for point-in-time
sales of dietary supplements, disposable trocars, and pellet procedures. Pellet procedures are included in the Company’s Biote Method service agreement, which has a three-year stated term, but as revenues are recognized at a point in time, there are no minimum purchase volumes, and the contract allows for cancellation with ninety days’ notice from the customer, there are no pellet procedure obligations that are satisfied over a period greater than one year.
Contract Assets and Liabilities
Customer receivables are made up of consideration to which the Company has an unconditional right to payment, regardless of whether the Company has satisfied the performance obligations in the contract. All customer receivables are presented within accounts receivable, net of allowance for doubtful accounts in the consolidated balance sheets.
Contract assets are the Company’s right to consideration for goods or services that the entity has transferred to the customer when that right is conditioned on something other than the passage of time. The Company does not have any contract assets for the years ended December 31, 2021 or 2020.
Contract liabilities are the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration or has an unconditional right to receive consideration. The Company’s contract liabilities include deposits for initial training and contract-term services paid in advance which have not been recognized as revenue during the period. Contract liabilities are presented within deferred revenue and deferred revenue, long-term in the consolidated balance sheets. Contract liabilities are classified as current liabilities for the amount of revenue that the Company expects to recognize within one year of the reporting date.

Changes in contract liabilities between each period are attributable to fees paid by new customers, revenue recognized for completed trainings, and revenue recognized for the Company’s over-time satisfaction of contract-term services.
The Company does not have a history of material returns or refunds, and generally does not offer warranties or guarantees for any products or services. Expected returns and refunds are recorded as a reduction of revenue and are $0 and $0 for the years ended December 31, 2021 and 2020, respectively.
A reconciliation of the beginning and ending contract liabilities is included within Note 3: Revenue Recognition.

Marketing		Marketing —Marketing expense includes advertising costs, marketing events, and program costs. These costs are expensed as incurred.
Selling, General, and Administrative
Selling, General, and Administrative
—Selling, general, and administrative expense consists primarily of software licensing and maintenance and the cost of employees who engage in corporate functions, such as finance and accounting, information technology, human resources, legal, and executive management. Selling, general, and administrative expense also includes rent occupancy costs, office expenses, recruiting expenses, entertainment allocations, depreciation and amortization, other general overhead costs, insurance premiums, professional
service fees, research and development, and costs related to regulatory and litigation matters.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
—Long-lived assets, such as property and equipment and capitalized software, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market v al
ues, and third-party independent appraisals, as considered necessary
.
No
impairment charges have been recorded during the three and nine months ended September 30, 2022 and 2021.

Impairment of Long-Lived Assets
—Long-lived assets, such as property and equipment and capitalized software, are reviewed for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. No impairment charges have been recorded during the years ended December 31, 2021 and 2020.

Commissions
Commissions
—Commissions consist primarily of fees paid to a third-party sales force, internal sales force, and partner clinics which participate in the Company’s new clinic mentor program. Commissions paid to the Company’s internal and third-party sales forces relate to market support and development activities undertaken to drive channel sales through existing customers and are not considered incremental costs to obtain a customer contract. Expenses incurred for these commission programs were $317, $976, and $1,209 for 2021, 2020, and 2019 respectively.
Commissions paid to clinics under the Company’s mentorship program represent amounts paid to existing clinics which provide services to help new customers complete onboarding and other startup activities and are only incurred after contract initiation. These costs are expensed as incurred, consistent with other contract fulfillment costs. Commissions paid under this program were $1,738, $1,457, and $2,382 in 2021, 2020, and 2019 respectively.

Leases
Leases
—At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present in the arrangement including the use of an identified asset(s) and the Company’s control over the use of that identified asset. The Company elected, as allowed under Financial Accounting Standards Board (“FASB”) Accounting Standard Update (“ASU”)
2016-02,
Leases
(“ASC 842”), to not recognize leases with a lease term of one year or less on its balance sheet. Leases with a term greater than one year are recognized on the balance sheet as right-of-use
(“ROU”) assets and current and
non-current
lease liabilities, as applicable. As of September 30, 2022 and December 31, 2021, the Company does not have any financing leases.
Lease liabilities and their corresponding ROU assets are initially recorded based on the present value of lease payments over the expected remaining lease term. Certain adjustments to the ROU asset may be required for items such as incentives, prepaid lease payments, or initial direct costs. When an option to extend the lease exists, a determination is made whether that option is reasonably certain of exercise based on economic factors present at the measurement date and as circumstances may change. Lease cost for operating leases is recognized on a straight-line basis over the lease term as an operating expense. Variable lease costs are expensed as incurred as an operating expense.
As the rates implicit in the Company’s leases have not historically been readily determinable, the Company utilizes the appropriate incremental borrowing rate, which is the rate the Company would incur to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment over the lease term. To estimate our incremental borrowing rate, a credit rating applicable to the Company is estimated using a synthetic credit rating analysis since the Company does not currently have a rating agency-based credit rating.
In accordance with ASC 842, contracts containing a lease should be split into three categories: lease components, non-lease
components, and activities or costs that do not transfer a distinct good or service
(“non-components”).
The fixed and
in-substance
fixed contract consideration (including any consideration related to non-components)
must be allocated, based on the respective relative fair values, to the lease components and non-lease
components.
Entities may elect not to separate lease and
non-lease
components. Accordingly, entities making this election would account for each lease component and related non-lease
component together as a single lease component. The Company has elected to account for lease and non-lease
components together as a single lease component for all underlying assets and allocate all of the contract consideration to the lease component only. See Note 15 for further details.

Leases
—At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present in the arrangement including the use of an identified asset(s) and the Company’s control over the use of that identified asset. The Company elected, as allowed under Financial Accounting Standards Board (“FASB”) ASU
2016-02,
Leases (“ASC 842”), to not recognize leases with a lease term of one year or less on its balance sheet. Leases with a term greater than one
year are recognized on the balance sheet as
right-of-use
(“ROU”) assets and current and
non-current
lease liabilities, as applicable. As of December 31, 2021, and 2020, the Company does not have any financing leases.

Lease liabilities and their corresponding ROU assets are initially recorded based on the present value of lease payments over the expected remaining lease term. Certain adjustments to the ROU asset may be required for items such as incentives, prepaid lease payments, or initial direct costs. When an option to extend the lease exists, a determination is made whether that option is reasonably certain of exercise based on economic factors present at the measurement date and as circumstances may change. Lease cost for operating leases is recognized on a straight-line basis over the lease term as an operating expense. Variable lease costs are expensed as incurred as an operating expense.
As the rates implicit in the Company’s leases have not historically been readily determinable, the Company utilizes the appropriate incremental borrowing rate, which is the rate the Company would incur to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment over the lease term. To estimate our incremental borrowing rate, a credit rating applicable to the Company is estimated using a synthetic credit rating analysis, since the Company does not currently have a rating agency-based credit rating.
In accordance with ASC 842, contracts containing a lease should be split into three categories: lease components, non-lease
components, and activities or costs that do not transfer a distinct good or service
(“non-components”).
The fixed and
in-substance
fixed contract consideration (including any consideration related to non-components)
must be allocated, based on the respective relative fair values, to the lease components and non-lease
components.
Entities may elect not to separate lease and
non-lease
components. Accordingly, entities making this election would account for each lease component and related non-lease
component together as a single lease component. The Company has elected to account for lease and non-lease
components together as a single lease component for all underlying assets and allocate all of the contract consideration to the lease component only.
See Note 10 for further details.

Warrant Liabilities
Warrant Liabilities
—The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and ASC 815,
Derivatives and Hedging
(“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as a liability at their initial fair value on the date of issuance, and remeasured each balance sheet date thereafter. The Company’s warrants did not meet the criteria for equity classification and are recorded as liabilities. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss in the statements of income and comprehensive income. See Note 10 for further detail.

Earnout Liability
Earnout Liability
—In connection with the Business Combination, the Members and the Sponsor received shares that will vest upon the achievement of certain share price targets. The earnout shares are classified as a liability in the Company’s condensed consolidated balance sheet because it does not qualify as being indexed to the Company’s own stock. The earnout liability was initially measured at fair valu
e
at the Closing Date and subsequently remeasured at the end of each reporting period. The change in fair value of the earnout liability is recorded in the condensed consolidated statement of income and comprehensive income. See Note 11 for further detail.

Noncontrolling Interest
Noncontrolling Interest
—Pursuant to the Business Combination, as described in Note 3, the Company is organized
in an
“Up-C”
structure with the Company owning only a portion of its consolidated subsidiaries. The portion of the consolidated subsidiaries not owned by the Company and any related activity is presented as noncontrolling interest in the condensed consolidated financial statements. The noncontrolling interests, together with their corresponding shares of Class V voting stock, can be exchanged for Class A common stock in Biote or, at the election of the Company, cash. Because redemptions for cash is solely within the control of the Company, noncontrolling interest is presented in permanent equity.

Fair Value Measurements
Fair Value Measurements
—The guidance in FASB ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”), defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level
 1
– Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2
- Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level
 3
- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
See Note 12 for further detail.

Fair Value Measurements
—Fair value accounting is applied for all assets and liabilities and non-financial
assets and
liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows the established framework for measuring fair value.
Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1
—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the
Company has the ability to access at the measurement date.
Level 2
—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3
—Inputs are unobservable inputs for the asset or liability.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.
The Company’s financial instruments consist of accounts receivable, accounts payable, accrued expenses, and short-and
long-term debt. Accounts receivable, accounts payable, and accrued expenses are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. The carrying value of short- and long-term debt also approximates fair value since these instruments bear market rates of interest. None of these instruments are held for trading purposes.

Stockholders' Equity (Deficit)
Stockholders’ Equity (Deficit)
—Prior to consummation of the Business Combination, the Company’s capital structure included voting units (Class A), non-voting
units (Class AA and AAA), and
non-voting
incentive units (Class AAAA), with no limit to the number of units that may be issued. Class A units ha
d
100% of the voting rights, and there is no par value assigned to any of the classes of units.
Pursuant to the Business Combination Agreement and immediately prior to the Business Combination’s consummation, the Company effectuated a recapitalization whereby all Class A, Class AA, Class AAA and Class AAAA units held by Holdings’ Members were converted (whether by direct exchange, merger or otherwise) into Class A Common Units.
As of December 31, 2021, the following members’ equity units were issued and outstanding:

	December 31, 2021
Members’ Equity	Issued	Outstanding
Class A (Voting)	16,721	16,721
Class AA (Non- v oting)	903,079	903,079
Class AAA (Non- v oting)	60,000	60,000
Class AAAA (Non- v oting i ncentive u nits)	33,397	3,000

Total	1,013,197	982,800

As of September 30, 2022, the following shares of common stock were issued and outstanding:

	September 30, 2022
Stockholders’ Equity	Issued	Outstanding
Class A common stock	9,926,658	8,339,158
Class B common stock	—	—
Class V voting stock	58,565,824	48,565,824

Total	68,492,482	56,904,982

The Company made operating distributions to Members of Holdings and taxing authorities on the Members’ behalf totaling
$10,610
and

$11,403

during the nine months ended September 30, 2022 and 2021, respectively.

Members’ Equity (Deficit)
—The Company’s capital structure includes common voting units (Class A), common non-voting
units (Class AA and AAA), and
non-voting
incentive units (Class AAAA), with no limit to the number of units that may be issued. Class A units have 100% of the voting rights, and there is no par value assigned to any of the classes
of units.
As of December 31, 2021, 2020, and 2019 the following members’ equity units were issued and outstanding:

	December 31,
	2021		2020		2019
Units	Issued	Outstanding	Issued	Outstanding	Issued	Outstanding
Class A (Voting)	16,721	16,721	16,721	16,721	16,721	16,721
Class AA (Non-Voting)	903,079	903,079	903,079	903,079	903,079	903,079
Class AAA (Non-Voting)	60,000	60,000	60,000	60,000	60,000	60,000
Class AAAA (Non-Voting Incentive Units)	33,397	3,000	33,396	3,000	33,396	3,000

Total	1,013,197	982,800	1,013,196	982,800	1,013,196	982,800

In the case of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, the Class AAAA members will not be entitled to any distributions. The Company shall distribute any residual net assets to the members as follows:

(i)	First, to the Class A and Class AA members pro rata in accordance with their relative Sharing Percentages until the aggregate amount distributed is equal to $3,000;

(ii)	Next, to the Class A, Class AA, and Class AAA members pro rata in accordance with their relative Sharing Percentages until the aggregate amount distributed is equal to $125,000;

(iii)	Next, to the Class AA and Class AAA members, an amount equal to the product of (A) the total amount of net assets remaining to be distributed, multiplied by (B) such member’s Sharing Percentage; and

(iv)	The balance, if any, to the Class A members.
In the case of any operating distributions, the amounts distributed to members will be allocated as follows:

(i)
First, to the Class AA and Class AAA members, an amount equal to the product of (A) the total amount to be distributed (less amounts agreed to be paid to the Class AAAA members in accordance with (ii) below), multiplied by (B) such member’s Sharing Percentage;

(ii)	Second to each Class AAAA member, in accordance with the terms of such member’s Grant Agreement; and

(iii)	The balance, if any, to the Class A members.
The Company made operating distributions to unit holders and taxing authorities on the unit holders’ behalf totaling $11,402, $13,319, and $56,634 for the years ended December 31, 2021, 2020, and 2019 respectively.
Unit-Based Compensation
—The Company grants Class AAAA units (“incentive units”) and phantom equity rights
(collectively, the “equity awards”) to certain key members of management. The equity awards are entitled to share in the distributions of the Company from a change in control or qualifying liquidity event. The equity awards are accounted for under ASC 718,
Compensation
—
Stock Compensation.
The fair value of the equity-classified awards is determined using a Monte-Carlo simulation as of the grant date. The awards begin to vest on the date of a change in control or qualifying event. No compensation cost will be recognized until a change of control or qualifying liquidity event is deemed probable to occur. As of the date of these financial statements, the performance condition was not deemed probable, and accordingly, no unit-based compensation cost has been recognized. See Note 9 for further details.

Standby Equity Purchase Agreement
Standby Equity Purchase Agreement
On July 27, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”). Yorkville is a fund managed by Yorkville Advisors Global, LP, headquartered in Mountainside, New Jersey.
The Company has the right, but not the obligation, from time to time at the Company’s discretion until the first day of the month following the
36-month
anniversary of the date of the SEPA (unless earlier terminated), to direct Yorkville to purchase a specified amount of shares of Class A common stock (each such sale, an “Advance”) by delivering written notice to Yorkville (each, an “Advance Notice”). The shares of Class A common stock purchased pursuant to an Advance will be purchased at a price equal to

97.0
% of the lowest daily
VWAP of the Class A common stock during the three consecutive trading days commencing on the date of delivery of a given Advance Notice. “VWAP” means, for any trading day, the daily volume weighted average price of the Company’s common stock for such date as reported by Bloomberg L.P. during regular trading hours.
While there is no mandatory minimum amount for any individual Advance, it may not exceed the greater of (i) an amount equal to thirty percent (30%) of the daily volume traded on the trading day immediately preceding an Advance Notice, or (ii) 1,000,000 shares of Class A common stock. No more than 5,000,000 shares of Class A common stock, including the Commitment Shares (as defined below) may be sold pursuant to the SEPA.
Yorkville’s obligation to continue to purchase shares of Class A common stock pursuant to the SEPA is subject to a number of conditions.
As consideration for Yorkville’s commitment to purchase Class A common stock at the Company’s direction upon the terms and subject to the conditions set forth in the SEPA, upon execution of the SEPA, the Company issued 25,000 shares of Class A common stock to Yorkville (the “Commitment Shares”). During the three and nine months ended September 30, 2022, the Company sold 40,000 shares to Yorkville under the SEPA for cash proceeds of $156.

Share-Based Compensation
Share-Based Compensation
—Holdings previously granted Class AAAA units (“incentive units”) and phantom equity rights (collectively, the “equity awards”) to certain key members of management. The equity awards were entitled to sh
a
re in the distributions of Holdings from a change in control or qualifying liquidity event. The equity awards are accounted for under ASC 718,
Compensation – Stock Compensation
, and classified in equity. The Company has elected to recognize forfeitures at the time they occur. The fair value of the equity awards was determined using a Monte-Carlo simulation as of the grant date. The awards begin to vest on the date of a change in control or qualifying event. The Business Combination constituted such a qualifying event triggering the performance condition in the awards. No compensation cost was recognized historically until the Closing of the Business Combination as a qualifying event was not previously deemed probable to occur. See Note 14 for further details.

Income Taxes
Income Taxes
—The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more likely than not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Income Taxes
—The Company is organized as a limited liability company treated as a partnership for U.S. federal income tax purposes. As a result, income and losses are taxable to or deductible by the Company’s members rather than at the Company level, and no provision has been made for federal income taxes in the accompanying consolidated financial statements. In certain instances, the Company is subject to state taxes on income arising in or derived from the state tax jurisdictions in which it operates. In 2021, 2020, and 2019 the Company’s income tax expense primarily relates to Texas state franchise tax, which is calculated based on the gross receipts of the Company.
State income tax positions are evaluated in a
two-step
process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not
threshold, it is then measured to determine the amount of expense to record in the consolidated financial statements. The tax expense recorded would equal the largest amount of expense related to the outcome that is 50% or greater likely to occur. The Company classifies any potential accrued interest recognized on an underpayment of income taxes as interest expense and classifies any statutory penalties recognized on a tax position taken as an operating expense. Management of the Company has not taken a tax position that, if challenged, would be expected to have a material effect on the consolidated financial statements as of or for the years ended December 31, 2021, 2020, and 2019.
The Company did not incur any penalties or interest related to its state tax returns during the years ended December 31, 2021, 2020, and 2019.
Under the centralized partnership audit rules effective for tax years beginning after 2017, the Internal Revenue Service (“IRS”) assesses and collects underpayments of tax from the Company instead of from each member. The Company may be able to pass the adjustments through to its members by making a push-out
election or, if eligible, by electing out of the centralized partnership audit rules.
The collection of tax from the Company is only an administrative convenience for the IRS to collect any underpayment of income taxes including interest and penalties. Income taxes on Company income, regardless of who pays the tax or when the tax is paid, is attributed to the members. Any payment made by the Company as a result of an IRS examination will be treated as a distribution from the Company t
o the m
embers in the consolidated financial statements. Tax years 2019 through 2021 are still open for examination by the IRS. There were no payments made to the IRS as a result of examinations in 2021, 2020, and 2019.

Earnings Per Common Unit
Earnings Per Common Unit
—Earnings per common unit is computed by dividing net income by the weighted average number of common units outstanding for the period. Diluted earnings per common unit is computed including the impacts of potential dilutive securities. For the years ended December 31, 2021, 2020, and 2019, there were no potential dilutive securities, and as such, basic and diluted earnings per common unit are the same. See Note 11 for further details.

Concentrations
Concentrations
—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, accounts receivable, credit agreements, and inventory purchases. The Company’s cash balances exceed those that are federally insured. To date, the Company has not recognized any losses caused by uninsured balances.
As of September 30, 2022 and December 31, 2021
, 100
% of the Company’s outstanding debt and available line of credit was from one lender. A failure of the counterparty to perform could result in the loss of access to the available borrowing capacity under the line of credit.
Inventory purchases from three vendors totaled approximately
87% and 90
% for the three months ended September 30, 2022 and 2021, respectively, and 87% and 89% for the nine months ended September 30, 2022 and 2021, respectively. Due to the nature of the markets and availability of alternative suppliers, the Company does not believe the loss of any one vendor would have a material adverse impact on the Company’s financial position, results of operations or cash flows for any significant period of time.
Significant customers are those which represent more
than 10
% of the Company’s total revenue or gross accounts receivable balance. The Company did not have any customers that accounted for
10
% or more of total revenues for the three and nine months ended September 30, 2022 and 2021. The Company did not have any customers that accounted for more than
 10
% of the outstanding gross accounts receivable as of September 30, 2022 or December 31, 2021.

Concentrations
—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, accounts receivable, credit agreements, and inventory purchases. The Company’s cash balances exceed those that are federally insured. To date, the Company has not recognized any losses caused by uninsured balances.
As of December 31, 2021, 100% of the Company’s outstanding debt and available line of credit was from one provider. A failure of the counterparty to perform could result in the loss of access to the available borrowing capacity under the line of credit.
Inventory purchases from three vendors totaled approximately 94%, 93%, and 95% for the years ended December 31, 2021, 2020, and 2019 respectively. Due to the nature of the markets and availability of alternative suppliers, the Company does not believe the loss of any one vendor would have a material adverse impact on the Company’s financial position, results of operations, or cash flows for any significant period of time.
Significant customers are those which represent more than 10% of the Company’s total revenue or gross accounts receivable balance. As of and for the years ended December 31, 2021, 2020, and 2019 the Company did not have any customers that accounted for 10% or more of total revenue or outstanding gross accounts receivable.

Employee Retirement Plans
Employee Retirement Plans—
Defined Contribution Retirement Plans
Effective January 1, 2021, the Company offers participation in the BioTE Medical, LLC (”BioTE Medical”) 401(k) Plan (the “401(k) Plan”), a defined contribution plan providing retirement benefits to eligible employees. Eligible employees may contribute a portion of their annual compensation to the 401(k) Plan, subject to the maximum annual amounts as set periodically by the IRS. The Company makes a safe harbor, non-elective
contribution to the 401(k) Plan equal t
o 3
% of each participant’s eligible employee compensation. Safe harbor contributions vest immediately for each participant.
During the three and nine months ended September 30, 2022 the Company made
$434

and $735, respectively, in safe harbor contributions under the 401(k) Plan, which are presented within Selling, general and administrative expense in the condensed consolidated statements of income and comprehensive income. During the three and nine months ended September 30, 2021 the Company made $131 and $186, respectively in safe harbor contributions.

Recent Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements
—In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes
, which simplifies the accounting for income taxes by removing certain exceptions to the general principles of ASC 740,
Income Taxes
. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of ASC 740 by clarifying and amending existing guidance. ASU
2019-12
is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. The Company has adopted the standard as of January 1, 2022, and there was no material impact to the financial statements.

Recent Accounting Pronouncements Not Yet Adopted
—In June 2016, the FASB issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
The main objective of the update is to
provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by companies at each reporting date. For trade and other receivables, held to maturity debt securities, and other instruments, companies will be required to use a new forward-looking “expected losses” model that generally will result in the recognition of allowances for losses earlier than under current accounting guidance. Further, the FASB issued ASU
2019-04,
ASU
2019-05
and ASU
2019-11
to provide additional guidance on the credit losses standard. The standard will be adopted using the modified retrospective approach. ASU
2016-13
is effective for annual and interim periods beginning after December 15, 2022, with early adoption permitted. The Company is evaluating the potential impact of adopting ASU
2016-13
on its consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and
Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”).
ASU
2020-06
changes how entities account
for convertible instruments and contracts in an entity’s own equity and simplifies the accounting for convertible instruments by removing certain separation models for convertible instruments. ASU
2020-06
also modifies the guidance on diluted earnings per share calculations. The amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income
Taxes
, which simplifies the accounting for income taxes by removing certain exceptions to the general principles of ASC 740,
Income Taxes
. The amendments also improve consistent application of and simplify GAAP for other areas of ASC 740 by clarifying and amending existing guidance. ASU
2019-12
is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective, or prospective basis. The Company is currently assessing the impact that this standard will have on its consolidated financial statements and related disclosures.

Recently Adopted and Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements Not Yet Adopted
—In June 2016, the FASB issued ASU
2016-13,
Measurement
of Credit Losses on Financial Instruments
(“ASU
2016-13”).
The main objective of the update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by companies at each reporting date. For trade and other receivables, held to maturity debt securities, and other instruments, companies will be required to use a new forward-looking “expected losses” model that generally will result in the recognition of allowances for losses earlier than under current accounting guidance. Further, the FASB issued ASU
2019-04,
ASU
2019-05
and ASU
2019-11
to provide additional guidance on the credit losses standard. The standard will be adopted using the modified retrospective approach. ASU
2016-13
is effective for annual and interim periods beginning after December 15, 2022, with early adoption permitted. The Company is evaluating the potential impact of adopting ASU
2016-13
on its condensed consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”).
ASU
2020-06
changes how entities account for convertible instruments and contracts in an entity’s own equity and simplifies the accounting for convertible instruments by removing certain separation models for convertible instruments. ASU
2020-06
also modifies the guidance on diluted earnings per share calculations. The amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements
—In May 2014, the FASB issued ASU
No. 2014-09,
Revenue from
Contracts with Customers (Topic 606)
, as amended (“ASU
2014-09”).
ASU
2014-09
establishes principles for
recognizing revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services. ASU
2014-09
requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Company adopted the new standard using the modified retrospective method on January 1, 2019.
The primary impact of adopting this new standard relates to services provided to c
ustomers who participate in the Biote Method. These customers pay fixed fees at contract inception and additional fees for each procedure performed, which will vary over the term of the contract. Under the previous accounting standard, the Company recognized the fixed fee at or near contract inception and additional fees as they became due (as procedures were performed by our customers). Under ASC
606
, the Company allocates the consideration in each contract to the performance obligations based on their stand-alone selling prices, which may differ from the allocation stated in the contract. This change resulted in some consideration being re-allocated
and deferred over the term of the customer contract. The effect of this change was an increase to accumulated deficit of $
3,468
which was recorded as of January
1
,
2019
.
In August 2018, the FASB issued ASU
No. 2018-13,
Disclosure Framework—Changes to the Disclosure
Requirements for Fair Value Measurement
(“ASU
2018-13”),
which eliminates, adds, and modifies certain fair value
measurement disclosure requirements of ASC 820,
Fair Value Measurement
. On January 1, 2020, the Company adopted ASU
2018-13,
which did not impact the consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of
Reference Rate Reform on Financial Reporting
. This ASU provides temporary optional expedients and exceptions to the GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. This ASU is effective for all entities beginning as of its date of effectiveness, March 12, 2020. The guidance is temporary and can be applied through December 31, 2022. This ASU did not have a material impact on our consolidated financial statements.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
, as amended (“ASU
2016-02”).
Under ASU
2016-02,
lessees are required to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease measured on a discounted basis, and a right-of-use
asset, which is an asset that represents the lessee’s right to control the use of an identified asset for the lease term, at the commencement date for all leases with a term greater than one year. In June 2020, the FASB issued ASU
2020-05,
Revenue from Contracts with Customers
(Topic 606)
and
Leases (Topic 842)—Effective Dates for Certain Entities (“ASU
2020-05”),
which defers the effective
date of ASU
2016-02
for private entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company early-adopted the new standard on January 1, 2019. Adoption of this standard did not have a material impact to the Company’s consolidated statements of income and comprehensive income, members’ deficit, or cash flows. The effects of the changes, including those discussed above, made to the Company’s consolidated balance sheet as of January 1, 2019 as a result of the adoption of the new standard were as follows (in thousands):

	Balance at December 31, 2018	Change due to adoption of ASC 842	Adjusted Balance at January 1, 2019
Assets
Operating lease right-of-use assets	$—	$1,009	$1,009

Total increase to assets		$1,009

Liabilities and Members’ Deficit
Accrued expenses	$1,323	$(57)	$1,266
Operating lease liabilities, current	—	222	222
Operating lease liabilities, long-term	—	844	844

Total increase to liabilities and members’ deficit		$1,009